Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Noncancelable Capital Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	$ 98
2023	4
2024	4
Minimum lease payment including interest	106
Amount representing interest	(4)
Minimum lease payments excluding interest	$ 102